SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at March 31, 2025 (Unaudited)

Shares	Common Stocks: 100.2%	Value
	Australia: 10.2%
23,903	Corporate Travel Management Ltd.	$207,740
3,552	JB Hi-Fi Ltd.	206,017
103,939	Metcash Ltd.	205,214
10,329	Sonic Healthcare Ltd.	166,244
		785,215
	China: 36.4%
290,000	China Construction Bank Corp. - H Shares	256,401
204,000	China Medical System Holdings	195,308
50,000	China Merchants Bank Co., Ltd. - H Shares	294,928
130,500	China Overseas Land & Investment Ltd.	233,109
61,300	China Resources Gas Group Ltd.	182,761
384,000	Industrial and Commercial Bank of China Ltd. - H Shares	273,385
58,500	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	226,109
2,458	NetEase Inc. - ADR	252,977
42,500	Ping An Insurance Group Company of China Ltd. - H Shares	252,874
26,700	Shenzhou International	200,382
93,800	Suofeiya Home Collection - A Shares	208,516
28,794	Zhejiang Supor Cookware - A Shares	231,383
		2,808,133
	Hong Kong: 6.0%
63,500	BOC Hong Kong Holdings Ltd.	256,234
44,877	Link REIT/The	209,923
		466,157
	India: 2.5%
11,916	Tech Mahindra Ltd.	197,299

	Indonesia: 3.1%
983,800	Bank Rakyat Indonesia Persero	240,603

	Malaysia: 2.8%
216,800	Public Bank Bhd	215,945

	Singapore: 8.8%
97,154	Capland Ascendas - REIT	193,064
141,800	CapitaLand Integrated Commercial Trust - REIT	221,628
7,605	DBS Group Holdings Ltd.	263,028
		677,720
	South Korea: 2.9%
39,736	Korean Reinsurance Co	220,265

SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at March 31, 2025 (Unaudited)

Shares	Common Stocks: 100.2%	Value
	Taiwan: 16.8%
28,600	Catcher Technology Co., Ltd.	$180,153
12,260	Elite Material Co., Ltd.	200,899
40,117	Hon Hai Precision Industry Co., Ltd.	176,105
2,535	Largan Precision Co., Ltd.	179,498
15,250	Nien Made Enterprise Co., Ltd.	180,658
10,330	Novatek Microelectronics Corp.	169,273
1,281	Taiwan Semiconductor Manufacturing Co., Ltd.	212,646
		1,299,232

	Thailand: 2.7%
71,000	Tisco Financial Group PCL/Foreign	206,948

	United States: 8.0%
2,073	Aflac Inc.	230,497
1,054	Broadcom Inc.	176,471
1,345	QUALCOMM Inc.	206,605
		613,573

	Total Common Stocks (Cost $7,037,712)	7,731,090

	Total Investments (Cost $7,037,712): 100.2%	7,731,090
	Liabilities in Excess of Other Assets: -0.2%	(17,553)
	Total Net Assets - 100.0%	$7,713,537

ADR - American Depository Receipt

PCL - Public Company Limited

REIT - Real Estate Investment Trust